Equity Method Investment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investment, Net
Balance as of January 1, 2021	468,598
Additions	84,566
Share of results	(47)
Return of capital	(50,088)
Impairment losses	(187,329)
Disposal	(58,578)
Balance as of December 31, 2021	257,122
Additions	33,154
Share of results	(2,020)
Return of capital	(19,547)
Impairment losses	(62,623)
Balance as of December 31, 2022	206,086
Share of results	442
Return of capital	(45,553)
Impairment losses	(15,279)
Balance as of December 31, 2023	145,696

Schedule of Obligation or Commitment to Provide Any Guarantee, Loan or Other Financial Support to the Limited Partnerships	The Group does not have any other obligation or commitment to provide any guarantee, loan or other financial support to the limited partnerships.
	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional Capital commitment (Note 23)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2022	454,803	300,019	754,822
Balance as of December 31, 2023	410,928	278,012	688,940

Schedule of Effective Interests to the Equity Method Investees	The Group’s effective interests to the equity method investees as of December 31, 2022 and 2023 are as below:
	As of December 31,
	2022	2023
Name of the limited partnerships
Gefei Chengyun	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	—	***
Jiuchuan	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	—	***
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	—	***
Jiuyi	— *	—	*
Jiuzhen	20%	—	***
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	20%	—	***
Deyu	— *	—	*
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	20%	—	***
Jiaxinda	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”）	49%	—	***
Muju	30%	—	***

Name of other equity method investees
Shenzhen Chenji Zhaozhao Technology Co., Ltd(“Chenji Zhaozhao”)	30%**	—	***
Shanghai Tinghaozhu Space Design Co., Ltd(“Tinghaozhu Space”)	40%**	—	***

*	During the year ended December 31, 2021, the Group became the sole investor of Deyu and Jiuyi. Therefore, Deyu and Jiuyi become consolidated subsidiaries of the Group (see note 22).
**	During the year ended December 31, 2022, the Group invested the Chenji Zhaozhao and Tinghaozhu Space, both of which the Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating polices accouting for 30% and 40% of their total equity, respectively.
***	During the year ended December 31, 2023, the Group fully disposed its equity interests in the Shiguan, Decheng, Longshuqianli, Jiuzhen, Ruokun, Honggeng, Fangjin, Muju, Tinghaozhu Space and Chenji Zhaozhao through company cancellation or share transference.

During the years ended December 31, 2021, 2022 and 2023, the Group made additional investments into these equity method investments and received return of capital from these equity method investments, details of which are summarized below:
	For the Year Ended December 31,
	2021		2022		2023
	Capital	Return of	Capital	Return of	Capital	Return of
	Investments	capital	Investments	capital	Investments	capital
Name of the limited partnerships	RMB	RMB	RMB	RMB	RMB	RMB
Jiushen	22,000	(3,455)	6,350	(18,500)	—	(9,850)
Jiuchuan	—	(2,800)	—	—	—	—
Longshutianye	—	(1,666)	—	—	—	(663)
Jiuzhen	—	(1,826)	—	(414)	—	—
Yunde	4,690	(6,862)	—	—	—	—
Deyan	—	(1,300)	—	—	—	(200)
Detong	—	(48)	—	—	—	—
Derong	20,000	—	—	(1)	—	—
Jiushi	500	(31,371)	—	—	—	(32,650)
Jiaxinda	—	(458)	—	—	—	—
Fangjin	490	—	—	(234)	—	—
Muju	36,886	(302)	23,814	(398)	—	—

Name of other equity method investees
Chenji Zhaozhao	—	—	2,190	—	—	(2,190)
Tinghaozhu Space	—	—	800	—	—	—
Total	84,566	(50,088)	33,154	(19,547)	—	(45,553)

Schedule of Unaudited Financial Information for these Equity Method Investees	Summary of combined unaudited financial information for these equity method investees as of and for the years ended December 31, 2022 and 2023 are presented below:
	As of December 31,
	2022	2023
	RMB	RMB
Balance sheet data:
Current assets	854,415	522,025
Non-current assets	171,618	78,290
Total assets	1,026,033	600,315
Current liabilities	226,849	72,210
Total liabilities	226,849	72,210
Equity	799,184	528,105
Total liabilities and shareholders’ equity	1,026,033	600,315
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating data:
Revenue	4,094	5,569	13
Operating (loss)/income	(4,253)	(14,412)	1,188
Net (loss)/income	(3,994)	(14,093)	1,448